 [LOGO]  CANADA LIFE                         RONALD E. BEETTAM, F.S.A., F.C.I.A.
                                             President

                                             Canada Life Insurance Company
                                                of America
                                             P.O. Box 105662
                                             Atlanta, GA 30348-5662

                                                     (770) 953-1959, x2861
                                                     (800) 905-1959
                                             FAX:    (800) 670-4836




       August, 1999



       Dear Trillium Policyholder:

       Enclosed is the Trillium Semi-Annual Report for the period ending June 30, 1999. We encourage you to review this information and to refer to it as needed throughout the year.

       Please call your Registered Representative or Canada Life if you have any questions.

       Thank you for selecting Trillium for your financial needs.

       Sincerely,


       Ronald E. Beettam

       Encl.

TRILLIUM(R)                                [LOGO] CANADA LIFE
A Variable Annuity                                INSURANCE COMPANY OF AMERICA
                                                               P.O. Box 105662
                                                        Atlanta, GA 30348-5662
                                                                (800) 905-1959
ADDITIONAL PREMIUM PAYMENT FORM

Please   complete the following information:

OWNER:                                        AMOUNT OF PREMIUM PAYMENT
ANNUITANT:                                    $____________
POLICY NO.:
OWNER'S SSN/TIN:                              IF YOU ARE CHANGING ALLOCATION

                                              PLEASE COMPLETE THE FOLLOWING:
                                    ________  THIS PAYMENT ONLY
                                    ________  THIS PAYMENT AND ALL FUTURE PYMTS
                                    ________  RE-ALLOCATE ALL CURRENT ASSETS

 CASH MGMT (21)    ____%  INCOME (22)        ____%  SMALL-CAP  VALUE  (44)____%
 BOND (23)         ____%  COM STOCK (24)     ____%  LARGE-CAP VALUE  (45) ____%
 CAPITAL (25)      ____%  INTERNATIONAL (26) ____%  LARGE-CAP GROWTH (281)____%
 COMM & INFO (27)  ____%  GBL GROWTH OPP (28)____%
 GBL SMLR CO (29)  ____%  FRONTIER (41)      ____%
 HIGH YLD BOND (42)____%  GLOBAL TECH (43)   ____%

-------------------------------------------------------------------------------------------------------------------
                                                         Fixed Account Options*

     % 1 Yr. (201)        % 3 Yr. (203)        % 5 Yr. (205)          % 7 Yr. (207)          % 10 Yr. (210)
-----              -------               ------               ---------             ---------

*The Fixed Accounts and/or the Guarantee Periods may not be available in all states.
-------------------------------------------------------------------------------------------------------------------

Total allocation must equal 100%

OWNER'S SIGNATURE          ___________________________  DATE _______________
JOINT OWNER'S SIGNATURE    ___________________________  DATE _______________

     PLEASE MAKE CHECKS PAYABLE TO CANADA LIFE INSURANCE COMPANY OF AMERICA

                 INFORMATION FOR QUALIFIED POLICY CONTRIBUTIONS

                        (THIS SECTION MUST BE COMPLETED)

IS THIS A ROLLOVER? _____YES _____NO

IF YES, WHAT TYPE? ______________________   PLEASE NOTE: CONTRIBUTIONS FOR PRIOR
                                                         TAX YEAR CANNOT BE MADE
CONTRIBUTION $___________ FOR __________                 AFTER APRIL 15TH OF THE
                                                         CURRENT TAX YEAR.
CONTRIBUTION $___________ FOR __________

      PLEASE DIRECT ANY QUESTIONS REGARDING YOUR POLICY TO YOUR REGISTERED REPRESENTATIVE OR TO OUR VARIABLE ANNUITY DEPARTMENT AT (800) 905-1959.

  Our Variable Annuity Administrators can not advise you on the suitability of your payment. Please contact your Registered Representative to discuss suitability issues prior to submitting your additional premium payment.

 Variable Annuities are issued by Canada Life Insurance Company of America and offered through its subsidiary, Canada Life of America Financial Services,
                               Inc. (member NASD).

-------------------------------------------------------------------------------
                                 MID-YEAR REPORT
-------------------------------------------------------------------------------


                                    TRILLIUM
                                   A VARIABLE
                                    ANNUITY

                                   [GRAPHICS]


                                  June 30, 1999



-------------------------------------------------------------------------------
TOTAL RETURNS*

For the Six Months Ended June 30, 1999

SUB-ACCOUNTS:

   Bond ............................................................... (5.00)%
   Capital ............................................................  7.52
   Cash Management ....................................................  1.65
   Common Stock .......................................................  9.92
   Communications and Information ..................................... 20.11
   Frontier ........................................................... (6.70)
   Global Growth Opportunities ........................................ 13.54
   Global Smaller Companies ...........................................  1.42
   Global Technology .................................................. 25.34
   International ......................................................  3.77
   High-Yield Bond .................................................... (0.51)
   Income ............................................................. (0.06)
   Large-Cap Growth ...................................................  3.96**
   Large-Cap Value .................................................... 10.41
   Small-Cap Value .................................................... 42.51


--------------------
   * Total returns of the Sub-Accounts are based on the performance of the Seligman Portfolios, Inc., the underlying investment vehicle for the Canada Life of America Variable Annuity Account 2 (Variable Annuity Account 2), less current fees and charges. The returns exclude any contingent deferred sales charge ("CDSC") applicable to the Variable Annuity Account 2.

  ** From commencement of operations, April 30, 1999.




                                           SELIGMAN PORTFOLIOS, INC.
                                           THE UNDERLYING INVESTMENT VEHICLE FOR
-------------------------------------------------------------------------------
                                           TRILLIUM
                                           A VARIABLE
                                           ANNUITY

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


August 6, 1999

Dear Contract Owner:

   J. & W. Seligman & Co. Incorporated (Seligman), as Manager of Seligman Portfolios, Inc. (the Fund), the underlying investment vehicle for your Trillium Variable Annuity, and Canada Life Insurance Company of America, as issuer of The Canada Life of America Variable Annuity Account 2, are pleased to provide the enclosed unaudited report for the six months ended June 30, 1999.

   Over the past six months, the global economic outlook continued to improve and the US economy entered its ninth year of expansion. With this sustained growth in America, several inflation indicators finally began showing modest cautionary signals, causing the Federal Reserve Board to raise the federal funds rate by 25 basis points in June. Following the Fed's meeting, common stock prices rallied. International equity indices also generally rose in keeping with the developing global growth backdrop. Fixed-income instruments, however, experienced price declines as a result of rising interest rates.

   Looking ahead, we believe that US economic growth will continue, but that the pace will moderate, in keeping with the Fed's intentions. For that matter, the Fed may raise interest rates further if inflation indicators move higher in any sustained fashion. We expect that the world economy will continue to recover and to grow. In such an environment, US and international equities are likely to perform well. Further, we believe that once interest rates reflect the Fed adjustments, fixed-income obligations will begin moving within a trading range.

   As the millennium approaches, we have become concerned that the media's focus on the Year 2000 (Y2K) computer issue, and the fears that this attention may spark, will cause some investors to take actions that are not in their best long-term interests. In our view, the primary danger to investors is losing sight of their long-term financial goals and altering their portfolios and asset allocations in an attempt to respond to the confusion surrounding this issue. In the US, governments and businesses have committed substantial resources to this issue and, while there may be scattered inconveniences, we believe that the US will enter the year 2000 relatively seamlessly, and that much of the rest of the developed world is also well positioned to deal with the new millennium.

   For the past several years, Seligman has been working to ensure that shareholders do not experience any Y2K-related inconveniences. We are pleased to report that the early start has paid off. During the spring of this year, Seligman participated in Y2K testing conducted by the Securities Industry Association. These tests were completed without any Y2K-related problems on the part of Seligman. Tests with key service providers were also conducted, all of which were successfully completed in a Y2K environment.

   Thank you for your continued support of Trillium. We look forward to serving your investment needs for many years to come.

Respectfully,

/s/ Ronald E. Beettam                       /s/ William C. Morris
Ronald E. Beettam                           William C. Morris
President                                   Chairman
Canada Life Insurance Company of America    J. & W. Seligman & Co. Incorporated

                CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 2
-------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (unaudited)
-------------------------------------------------------------------------------

                                                                                                                          GLOBAL
                                                                   CASH        COMMON     COMMUNICATIONS                  GROWTH
                                         BOND        CAPITAL    MANAGEMENT      STOCK     AND INFORMATION   FRONTIER   OPPORTUNITIES
                                      SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                                      ----------- ------------- -----------  ------------  -------------- ------------ ------------
NET ASSETS:
Investment in Seligman
  Portfolios, Inc., at market value
(see Note 3 for cost values) .........$5,095,997   $19,763,384   $15,907,804   $47,968,368  $114,948,741  $21,637,600  $8,958,392
Due from (to) Canada Life
Insurance Company of
America (Note 6) .....................      (551)       11,016        31,172        16,174         5,941        4,678        (167)
                                      ----------   -----------   -----------   -----------  ------------  -----------  ----------
NET ASSETS ...........................$5,095,446   $19,774,400   $15,938,976   $47,984,542  $114,954,682  $21,642,278  $8,958,225
                                      ==========   ===========   ===========   ===========  ============  ===========  ==========
NET ASSETS ATTRIBUTABLE TO:
Policyholders' liability reserve .....$5,095,446   $19,774,400    $15,938,976  $47,984,542  $114,954,682  $21,642,278  $8,958,225
                                      ----------   -----------   -----------   -----------  ------------  -----------   ---------
NET ASSETS ...........................$5,095,446   $19,774,400   $15,938,976   $47,984,542  $114,954,682  $21,642,278  $8,958,225
                                      ==========   ===========   ===========   ===========  ============  ===========  ==========
NUMBER OF UNITS OUTSTANDING ..........   307,755       495,484    10,809,621     1,088,741     3,895,296    1,235,725     604,676
                                      ----------   -----------   -----------   -----------  ------------  -----------   ---------
NET ASSET VALUE PER UNIT .............$  16.5568   $   39.9093   $    1.4745   $   44.0734  $    29.5112  $   17.5138  $  14.8149
                                      ==========   ===========   ===========   ===========  ============  ===========  ==========




-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (UNAUDITED)
-------------------------------------------------------------------------------

                                                                                CASH
                                                  BOND           CAPITAL     MANAGEMENT
                                               SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                                              -----------     ------------   -----------
NET INVESTMENT INCOME:
Dividend and capital
gain distributions ........................   $       --      $        --    $   198,783
Less mortality and expense risk
charges (Note 6) ..........................         37,512         124,805        78,402
                                              ------------    ------------   -----------
NET INVESTMENT INCOME (LOSS) ..............        (37,512)       (124,805)      120,381
                                              ------------    ------------   -----------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss)
on investments ............................        (47,647)        402,684          --
Net unrealized appreciation
(depreciation) of investments .............       (184,552)      1,131,735          --
                                              ------------    ------------   -----------
NET REALIZED AND UNREALIZED
GAIN (LOSS) OF INVESTMENTS ................       (232,199)      1,534,419          --
                                              ------------    ------------   -----------
NET INCREASE (DECREASE) IN
NET ASSETS RESULTING
FROM OPERATIONS ...........................   $   (269,711)   $  1,409,614   $   120,381
                                              =============   ============   ===========

                                                                                               GLOBAL
                                                 COMMON        COMMUNICATIONS                  GROWTH
                                                  STOCK       AND INFORMATION    FRONTIER   OPPORTUNITIES
                                               SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                                               ------------   ---------------  -----------  --------------
NET INVESTMENT INCOME:

Dividend and capital
gain distributions ........................     $       --     $        --     $        --     $       --
Less mortality and expense risk
charges (Note 6) ..........................         310,901         700,214         170,618         56,346
                                                -----------    ------------    ------------    -----------
NET INVESTMENT INCOME (LOSS) ..............        (310,901)       (700,214)       (170,618)       (56,346)
                                                -----------    ------------    ------------    -----------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss)
on investments ............................         943,109       2,659,472      (1,255,752)       236,969
Net unrealized appreciation
(depreciation) of investments .............       3,661,452      17,406,322      (1,391,255)       880.072
                                                -----------    ------------    ------------    -----------
NET REALIZED AND UNREALIZED
GAIN (LOSS) OF INVESTMENTS ................       4,604,561      20,065,794      (2,647,007)     1,117,041
                                                -----------    ------------    ------------    -----------
NET INCREASE (DECREASE) IN
NET ASSETS RESULTING
FROM OPERATIONS ...........................     $ 4,293,660    $ 19,365,580    $ (2,817,625)   $ 1,060,695
                                                ===========    ============    ============    ===========

----------------------
* For the period May 1, 1999 (commencement of operations) to June 30, 1999.

See accompanying notes.

                CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 2

-------------------------------------------------------------------------------
                                                                   June 30, 1999
-------------------------------------------------------------------------------

   GLOBAL
  SMALLER        GLOBAL                    HIGH-YIELD                  LARGE-CAP     LARGE-CAP      SMALL-CAP
 COMPANIES     TECHNOLOGY   INTERNATIONAL     BOND         INCOME       GROWTH         VALUE          VALUE       SUB-ACCOUNTS
SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT      COMBINED
-----------   -----------   -----------   -----------    -----------   -----------   -----------   -----------    -----------
$16,612,560   $ 8,157,951   $ 8,975,918   $25,820,691    $ 8,259,043   $ 1,597,344   $ 6,103,413   $ 4,857,405    $314,664,611


     91,630           102         6,977          (427)           105         3,460         3,328          (181)        173,257
-----------   -----------   -----------   -----------    -----------   -----------   -----------   -----------    ------------

$16,704,190   $ 8,158,053   $ 8,982,895   $25,820,264    $ 8,259,148   $ 1,600,804   $ 6,106,741   $ 4,857,224    $314,837,868
===========   ===========   ===========   ===========    ===========   ===========   ===========   ===========    ============

$16,704,190   $ 8,158,053   $ 8,982,895   $25,820,264    $ 8,259,148   $ 1,600,804   $ 6,106,741   $ 4,857,224    $314,837,868
-----------   -----------   -----------   -----------    -----------   -----------   -----------   -----------    ------------

$16,704,190   $ 8,158,053   $ 8,982,895   $25,820,264    $ 8,259,148   $ 1,600,804   $ 6,106,741   $ 4,857,224    $314,837,868
===========   ===========   ===========   ===========    ===========   ===========   ===========   ===========    ============

  1,106,142       398,345       546,394     1,916,705        362,590       153,988       559,781       414,535      23,895,778
===========   ===========   ===========   ===========    ===========   ===========   ===========   ===========    ============

$   15.1013   $   20.4799   $   16.4403   $   13.4712    $   22.7782   $   10.3956   $   10.9092   $   11.7173
===========   ===========   ===========   ===========    ===========   ===========   ===========   ===========

-------------------------------------------------------------------------------
                                          For the Six Months Ended June 30, 1999
-------------------------------------------------------------------------------
   GLOBAL
  SMALLER        GLOBAL                    HIGH-YIELD                  LARGE-CAP     LARGE-CAP      SMALL-CAP
 COMPANIES     TECHNOLOGY   INTERNATIONAL     BOND         INCOME       GROWTH         VALUE          VALUE       SUB-ACCOUNTS
SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT      COMBINED
$      --      $      --      $      --      $      --      $      --      $      --      $      --      $      --      $   198,783
    119,486         45,751         63,847        220,927         60,177          1,615         32,252         22,850      2,045,703
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
   (119,486)       (45,751)       (63,847)      (220,927)       (60,177)        (1,615)       (32,252)       (22,850)    (1,846,920)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    (53,762)       625,475        202,518       (644,816)        (1,146)           444         35,122         47,064      3,149,734
    195,753      1,060,452        231,115        735,034         63,027        100,218        533,005      1,263,434     25,685,812
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    141,991      1,685,927        433,633         90,218         61,881        100,662        568,127      1,310,498     28,835,546
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

$    22,505    $ 1,640,176    $   369,786    $  (130,709)   $     1,704    $    99,047     $  535,875    $1,287,648     $26,988,626
===========    ===========    ===========    ===========    ===========    ===========     ==========    ==========     ===========



               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 2
-------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------


                                                            BOND                           CAPITAL              CASH MANAGEMENT
                                                         SUB-ACCOUNT                     SUB-ACCOUNT              SUB-ACCOUNT
                                                    ----------------------        -----------------------   -----------------------
                                                      SIX MONTHS                   SIX MONTHS                SIX MONTHS
                                                        ENDED        YEAR            ENDED         YEAR        ENDED          YEAR
                                                      6/30/99       ENDED           6/30/99       ENDED       6/30/99        ENDED
                                                    (unaudited)   12/31/98        (unaudited)   12/31/98    (unaudited)    12/31/98
                                                    -----------   --------        -----------   ---------   -----------    ---------
OPERATIONS:
Net investment income (loss) ................      $  (37,512)   $  261,254    $  (124,805)   $   792,674   $   120,381   $ 339,212
Net realized gain (loss) on investments .....         (47,647)       75,857        402,684        640,187          --           --
Net unrealized appreciation/

depreciation of investments .................        (184,552)      (24,918)     1,131,735      1,474,942          --           --
                                                   ----------    ----------    -----------    -----------   -----------   ----------
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS ............        (269,711)      312,193      1,409,614      2,907,803       120,381      339,212
                                                   ----------    ----------    -----------    -----------   -----------   ----------
CAPITAL TRANSACTIONS:
Net increase (decrease) from
unit transactions (Note 5) ..................          92,245         6,780        347,176        123,897     6,855,685    1,240,131
                                                   ----------    ----------    -----------    -----------   -----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS
ARISING FROM CAPITAL TRANSACTIONS ...........          92,245         6,780        347,176        123,897     6,855,685    1,240,131
                                                   ----------    ----------    -----------    -----------   -----------   ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS .....        (177,466)      318,973      1,756,790      3,031,700     6,976,066    1,579,343
Net Assets, Beginning of Period .............       5,272,912     4,953,939     18,017,610     14,985,910     8,962,910    7,383,567
                                                   ----------    ----------    -----------    -----------   -----------   ----------
NET ASSETS, END OF PERIOD ...................      $5,095,446    $5,272,912    $19,774,400    $18,017,610   $15,938,976   $8,962,910
                                                   ==========    ==========    ===========    ===========   ===========   ==========



                                                      GLOBAL TECHNOLOGY           INTERNATIONAL             HIGH-YIELD BOND
                                                         SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                                 -----------------------   -----------------------      -----------------------
                                                  SIX MONTHS                SIX MONTHS                    SIX MONTHS
                                                     ENDED       YEAR         ENDED         YEAR            ENDED       YEAR
                                                    6/30/99      ENDED       6/30/99        ENDED          6/30/99      ENDED
                                                  (unaudited)  12/31/98    (unaudited)    12/31/98       (unaudited)  12/31/98
                                                  ----------   ---------    ----------    ---------     ----------    ---------
OPERATIONS:
Net investment income (loss) ................   $  (45,751)   $  168,834   $  (63,847)   $   52,265    $ (220,927)  $ 2,241,555
Net realized gain (loss) on investments .....      625,475       119,124      202,518       302,886      (644,816)      242,702
Net unrealized appreciation/
depreciation of investments .................    1,060,452       960,333      231,115       852,183       735,034    (2,787,854)
                                                ----------    ----------   ----------    ----------   -----------   -----------

NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS ............    1,640,176     1,248,291      369,786     1,207,334      (130,709)     (303,597)
                                                ----------    ----------   ----------    ----------   -----------   -----------
CAPITAL TRANSACTIONS:
Net increase (decrease) from
unit transactions (Note 5) ..................    1,246,842       729,244     (754,380)     (645,302)   (4,914,228)    8,452,975
                                                ----------    ----------   ----------    ----------   -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS
ARISING FROM CAPITAL TRANSACTIONS ...........    1,246,842       729,244     (754,380)     (645,302)   (4,914,228)    8,452,975
                                                ----------    ----------   ----------    ----------   -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS .....    2,887,018     1,977,535     (384,594)      562,032    (5,044,937)    8,149,378
Net Assets, Beginning of Period .............    5,271,035     3,293,500    9,367,489     8,805,457    30,865,201    22,715,823
                                                ----------    ----------   ----------    ----------   -----------   -----------
NET ASSETS, END OF PERIOD ...................   $8,158,053    $5,271,035   $8,982,895    $9,367,489   $25,820,264   $30,865,201
                                                ==========    ==========   ==========    ==========   ============  ===========

------------
* Commencement of operations.

See accompanying notes.

                CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 2


     COMMON STOCK              COMMUNICATIONS AND              FRONTIER
      SUB-ACCOUNT            INFORMATION SUB-ACCOUNT          SUB-ACCOUNT
 ----------------------      -----------------------     -----------------------
 SIX MONTHS                  SIX MONTHS                  SIX MONTHS
   ENDED        YEAR           ENDED        YEAR           ENDED       YEAR
  6/30/99       ENDED         6/30/99       ENDED         6/30/99      ENDED
(UNAUDITED)    12/31/98     (UNAUDITED)    12/31/98      (UNAUDITED)  12/31/98
-----------    --------     -----------    --------      -----------  --------

$  (310,901) $ 2,679,016   $   (700,214) $ 2,724,807   $  (170,618) $  (477,598)
    943,109      737,506      2,659,472       (9,244)   (1,255,752)     (30,358)

  3,661,452    4,133,708     17,406,322   22,974,473    (1,391,255)    (588,267)
-----------  -----------   ------------  -----------   -----------  -----------

  4,293,660    7,550,230     19,365,580   25,690,036    (2,817,625)  (1,096,223)
-----------  -----------   ------------  -----------   -----------  -----------

  1,825,928    1,806,531     (1,791,856)  (2,309,026)   (7,158,274)  (2,173,725)
-----------  -----------   ------------  -----------   -----------  -----------

  1,825,928    1,806,531     (1,791,856)  (2,309,026)   (7,158,274)  (2,173,725)
-----------  -----------   ------------  -----------   -----------  -----------
  6,119,588    9,356,761     17,573,724   23,381,010    (9,975,899)  (3,269,948)
 41,864,954   32,508,193     97,380,958   73,999,948    31,618,177   34,888,125
-----------  -----------   ------------  -----------   -----------  -----------
$47,984,542   $41,864,95   $114,954,682  $97,380,958   $21,642,278  $31,618,177
===========  ===========   ============  ===========   ===========  ===========


      GLOBAL GROWTH               GLOBAL-SMALLER
      OPPORTUNITIES                 COMPANIES
       SUB-ACCOUNT                 SUB-ACCOUNT
  ---------------------       ----------------------
  SIX MONTHS                  SIX MONTHS
    ENDED        YEAR           ENDED        YEAR
   6/30/99       ENDED         6/30/99       ENDED
  (UNAUDITED)   12/31/98      (UNAUDITED)   12/31/98
  -----------   --------      -----------   --------

$  (56,346)   $  (45,233)   $  (119,486)   $     2,687
   236,969       170,051        (53,762)       237,916

   880,072       921,826        195,753        664,912
----------    ----------    -----------    -----------

 1,060,695     1,046,644         22,505        905,515
----------    ----------    -----------    -----------


    10,556     2,080,972     (2,824,797)      (950,338)
----------    ----------    -----------    -----------

    10,556     2,080,972     (2,824,797)      (950,338)
----------    ----------    -----------    -----------
 1,071,251     3,127,616     (2,802,292)       (44,823)
 7,886,974     4,759,358     19,506,482     19,551,305
----------    ----------    -----------    -----------
$8,958,225    $7,886,974    $16,704,190    $19,506,482
==========    ==========    ===========    ===========


                             LARGE-CAP
       INCOME                 GROWTH      LARGE-CAP VALUE               SMALL-CAP VALUE                 SUB-ACCOUNTS
     SUB-ACCOUNT            SUB-ACCOUNT     SUB-ACCOUNT                   SUB-ACCOUNT                     COMBINED
----------------------     -------------  ---------------------       ---------------------       ----------------------
 SIX MONTHS                    5/1/99*     SIX MONTHS                 SIX MONTHS                    SIX MONTHS
   ENDED        YEAR            TO           ENDED       YEAR           ENDED       YEAR              ENDED       YEAR
  6/30/99       ENDED         6/30/99      *6/30/99      ENDED         6/30/99      ENDED            6/30/99      ENDED
(unaudited)   12/31/98      (unaudited)    (unaudited)  12/31/98      (unaudited)  12/31/98         (unaudited)  12/31/98
-----------   ---------     -----------   ------------  --------      -----------  ---------        -----------  ---------

$  (60,177)   $  358,180   $   (1,615)   $  (32,252)   $   93,225    $  (22,850)   $  232,466    $ (1,846,920)   $  9,423,344
    (1,146)       48,543          444        35,122       (39,349)       47,064       (82,801)      3,149,734       2,413,020

    63,027       120,665      100,218       533,005       109,072     1,263,434       (34,480)     25,685,812      28,776,595
----------    ----------   ----------    ----------    ----------    ----------    ----------    ------------    ------------

     1,704       527,388       99,047       535,875       162,948     1,287,648       115,185      26,988,626      40,612,959
----------    ----------   ----------    ----------    ----------    ----------    ----------    ------------    ------------


  (728,670)      178,197    1,501,757     1,992,440     3,415,478     1,360,379     2,094,012      (2,939,197)     14,049,826
----------    ----------   ----------    ----------    ----------    ----------    ----------    ------------    ------------

  (728,670)      178,197    1,501,757     1,992,440     3,415,478     1,360,379     2,094,012      (2,939,197)     14,049,826
----------    ----------   ----------    ----------    ----------    ----------    ----------    ------------    ------------
  (726,966)      705,585    1,600,804     2,528,315     3,578,426     2,648,027     2,209,197      24,049,429      54,662,785
 8,986,114     8,280,529         --       3,578,426          --       2,209,197          --       290,788,439     236,125,654
----------    ----------   ----------    ----------    ----------    ----------    ----------    ------------    ------------
$8,259,148    $8,986,114   $1,600,804    $6,106,741    $3,578,426    $4,857,224    $2,209,197    $314,837,868    $290,788,439
==========    ==========   ==========    ==========    ==========    ==========    ==========    ============    ============

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 2
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  (UNAUDITED)
-------------------------------------------------------------------------------

1. ORGANIZATION

Canada Life of America Variable Annuity Account 2 ("Variable Annuity Account 2") was established on February 26, 1993 as a separate investment account of Canada

Life Insurance Company of America ("CLICA") to receive and invest premium payments under variable annuity policies issued by CLICA. Variable Annuity Account 2 is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The assets of Variable Annuity Account 2 are invested in the shares of Seligman Portfolios, Inc. (the "Fund"), a diversified, open-end, management investment company. Variable Annuity Account 2 has fifteen sub-accounts, each of which invests only in the shares of the corresponding portfolio of the Fund.

     The assets of Variable Annuity Account 2 are the property of CLICA. The portion of Variable Annuity Account 2 assets applicable to the policies will not be charged with liabilities arising out of any other business CLICA may conduct.

2. SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Realized gains and losses are computed on the basis of average cost. The difference between cost and current market value of investments owned is recorded as an unrealized gain or loss on investments.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Dividends and capital gain distributions are recorded on the ex-dividend date and reflect the dividends declared by the Fund from their accumulated net investment income and net realized investment gains. Except for the Cash Management Portfolio, whose dividends are declared daily and paid monthly, dividends and capital gain distributions are declared and paid annually. Dividends and capital gain distributions paid to the Variable Annuity Account 2 are reinvested in additional shares of the respective portfolio of the Fund at the net asset value per share.

FEDERAL  INCOME  TAXES

Variable Annuity Account 2 is not taxed separately because the operations of Variable Annuity Account 2 will be included in the federal income tax return of CLICA, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code.

3.  INVESTMENTS

The investment by Variable Annuity Account 2 in the individual portfolios of the Fund at June 30, 1999, is as follows:

                                           NUMBER OF SHARES          MARKET PRICE         MARKET VALUE          COST
                                           ----------------          -----------          ------------          ----
Bond                                           513,192               $ 9.93             $  5,095,997        $   5,322,717
Capital                                        877,203                22.53               19,763,384           16,160,731
Cash Management                             15,907,804                 1.00               15,907,804           15,907,804
Common Stock                                 2,326,303                20.62               47,968,368           41,391,345
Communications and Information               5,545,043                20.73              114,948,741           81,601,828

Frontier                                     1,481,013                14.61               21,637,600           22,287,864
Global Growth Opportunities                    587,821                15.24                8,958,392            6,992,668
Global Smaller Companies                     1,194,289                13.91               16,612,560           15,753,450
Global Technology                              466,702                17.48                8,157,951            6,407,423
International                                  558,899                16.06                8,975,918            7,495,032
High-Yield Bond                              2,371,046                10.89               25,820,691           27,611,952
Income                                         745,401                11.08                8,259,043            8,202,775
Large-Cap Growth                               153,296                10.42                1,597,344            1,497,126
Large-Cap Value                                568,288                10.74                6,103,413            5,461,336
Small-Cap Value                                463,051                10.49                4,857,405            3,628,451
                                                                                         -----------          -----------
                                                                                        $314,664,611         $265,722,502
                                                                                        ============         ============



4. SECURITY PURCHASES AND SALES

The aggregate cost of purchases and the proceeds from sales of investments are presented below:


                                                   AGGREGATE COST OF PURCHASES              PROCEEDS FROM SALES
                                                   -------------------------                ------------------
Bond                                                   $  2,143,587                             $   2,120,090
Capital                                                   3,635,354                                 3,522,493
Cash Management                                          24,227,447                                17,365,702
Common Stock                                             10,933,811                                 9,690,385
Communications and Information                           12,155,845                                15,274,242
Frontier                                                  5,845,958                                13,374,319
Global Growth Opportunities                               1,346,753                                 1,434,059
Global Smaller Companies                                  1,169,595                                 4,330,921
Global Technology                                         5,697,410                                 4,529,160

International                                               498,582                                 1,393,462
High-Yield Bond                                           4,954,192                                10,264,689
Income                                                      985,660                                 1,830,989
Large-Cap Growth                                          1,510,108                                    13,426
Large-Cap Value                                           2,607,586                                   666,458
Small-Cap Value                                           1,802,224                                   471,892
                                                       ------------                             -------------
                                                       $ 79,514,112                             $  86,282,287
                                                       ============                             =============

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 2
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

5. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS

The following table represents a summary of changes from unit transactions attributable to contract holders for the periods indicated. The Large-Cap Growth Sub-Account commenced operations on May 1, 1999.


                                                 SIX MONTHS ENDED JUNE 30, 1999             YEAR ENDED DECEMBER 31, 1998
                                                -------------------------------            ------------------------------
                                                  UNITS                AMOUNT                UNITS                AMOUNT
                                                -----------          -----------          -----------         ------------
BOND SUB-ACCOUNT
Accumulation Units:
  Contract purchases and net transfers in           200,812          $ 3,444,893              290,989          $ 4,955,129
  Terminated contracts and net transfers out       (195,615)          (3,352,648)            (291,727)          (4,948,349)
                                                -----------          -----------          ------------         ------------
                                                      5,197               92,245                 (738)               6,780
                                                -----------          -----------          ------------         ------------
CAPITAL SUB-ACCOUNT Accumulation Units:

  Contract purchases and net transfers in           152,843            5,552,584              476,675           15,080,911
  Terminated contracts and net transfers out       (142,758)          (5,205,408)            (477,721)         (14,957,014)
                                                -----------          -----------          ------------         ------------
                                                     10,085              347,176               (1,046)             123,897
                                                -----------          -----------          ------------         ------------
CASH MANAGEMENT SUB-ACCOUNT Accumulation Units:
  Contract purchases and net transfers in        22,778,497           33,407,451           28,701,853           40,888,881
  Terminated contracts and net transfers out    (18,147,637)         (26,551,766)         (27,814,834)         (39,648,750)
                                                -----------          -----------          ------------         ------------
                                                 4,630,860            6,855,685              887,019            1,240,131
                                                -----------          -----------          ------------         ------------
COMMON STOCK SUB-ACCOUNT Accumulation Units:
  Contract purchases and net transfers in           353,466           14,728,208              584,818           21,245,552
  Terminated contracts and net transfers out       (308,812)         (12,902,280)            (533,311)         (19,439,021)
                                                -----------          -----------          ------------         ------------
                                                     44,654            1,825,928               51,507            1,806,531
                                                -----------          -----------          ------------         ------------
COMMUNICATIONS AND INFORMATION SUB-ACCOUNT Accumulation Units:
  Contract purchases and net transfers in           664,195           16,682,755            1,336,799           26,057,001
  Terminated contracts and net transfers out       (732,260)         (18,474,611)          (1,426,919)         (28,366,027)
                                                -----------          -----------          ------------         ------------
                                                    (68,065)          (1,791,856)             (90,120)          (2,309,026)
                                                -----------          -----------          ------------         ------------
FRONTIER SUB-ACCOUNT Accumulation Units:
  Contract purchases and net transfers in           422,673            7,236,246              920,590           17,444,970
  Terminated contracts and net transfers out       (871,391)         (14,394,520)          (1,042,222)         (19,618,695)
                                                -----------          -----------          ------------         ------------
                                                   (448,718)          (7,158,274)            (121,632)          (2,173,725)
                                                -----------          -----------          ------------         ------------
GLOBAL GROWTH OPPORTUNITIES SUB-ACCOUNT Accumulation Units:
  Contract purchases and net transfers in           305,039            4,199,631              601,646            7,353,393

  Terminated contracts and net transfers out       (304,808)          (4,189,075)            (434,558)          (5,272,421)
                                                -----------          -----------          ------------         ------------
                                                        231               10,556              167,088            2,080,972
                                                -----------          -----------          ------------         ------------
GLOBAL SMALLER COMPANIES SUB-ACCOUNT Accumulation Units:
  Contract purchases and net transfers in           257,557            3,704,588              479,301            7,291,622
  Terminated contracts and net transfers out       (461,498)          (6,529,385)            (549,248)          (8,241,960)
                                                -----------          -----------          ------------         ------------
                                                   (203,941)          (2,824,797)             (69,947)            (950,338)
                                                -----------          -----------          ------------         ------------
GLOBAL TECHNOLOGY SUB-ACCOUNT Accumulation Units:
  Contract purchases and net transfers in           349,703            6,100,783              406,018            5,711,409
  Terminated contracts and net transfers out       (273,949)          (4,853,941)            (355,334)          (4,982,165)
                                                -----------          -----------          ------------         ------------
                                                     75,754            1,246,842               50,684              729,244
                                                -----------          -----------          ------------         ------------
INTERNATIONAL SUB-ACCOUNT Accumulation Units:
  Contract purchases and net transfers in            98,790            1,568,587              234,066            3,590,169
  Terminated contracts and net transfers out       (143,647)          (2,322,967)            (277,507)          (4,235,471)
                                                -----------          -----------          ------------         ------------
                                                    (44,857)            (754,380)             (43,441)            (645,302)
                                                -----------          -----------          ------------         ------------
HIGH-YIELD BOND SUB-ACCOUNT Accumulation Units:
  Contract purchases and net transfers in           551,465            1,589,267            7,545,783           22,003,390
  Terminated contracts and net transfers out       (914,300)         (12,460,011)         (13,550,415)            (980,942)
                                                -----------          -----------          ------------         ------------
                                                   (362,835)          (4,914,228)             608,325            8,452,975
                                                -----------          -----------          ------------         ------------


               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 2
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
-------------------------------------------------------------------------------


                                                 SIX MONTHS ENDED JUNE 30, 1999             YEAR ENDED DECEMBER 31, 1998
                                                -------------------------------            ------------------------------
                                                  UNITS                AMOUNT               UNITS                AMOUNT
                                                ----------           ----------           ----------           ----------
INCOME SUB-ACCOUNT
Accumulation Units:
  Contract purchases and net transfers in         50,450               145,220             1,145,512            3,209,039
  Terminated contracts and net transfers out     (82,126)             (136,996)           (1,874,182)          (3,030,842)
                                                ---------            ---------            ----------          -----------
                                                 (31,676)             (728,670)                8,224              178,197
                                                ---------            ---------            ----------          -----------
LARGE-CAP GROWTH SUB-ACCOUNT* Accumulation Units:
  Contract purchases and net transfers in        155,144             1,513,438
  Terminated contracts and net transfers out      (1,156)              (11,681)
                                                ---------            ---------
                                                1 53,988             1,501,757
                                                ---------            ---------
LARGE-CAP VALUE SUB-ACCOUNT Accumulation Units:
  Contract purchases and net transfers in        342,215               470,789             3,496,460            4,426,163
  Terminated contracts and net transfers out    (144,608)             (108,615)           (1,504,020)          (1,010,685)
                                                ---------            ---------            ----------          -----------
                                                 197,607             1,992,440               362,174            3,415,478
                                                ---------            ---------            ----------          -----------
SMALL-CAP VALUE SUB-ACCOUNT Accumulation Units:
  Contract purchases and net transfers in        263,558               362,710             2,517,287            2,860,882
  Terminated contracts and net transfers out    (117,720)           (1,156,908)              (94,013)            (766,870)
                                                ---------            ---------            ----------          -----------
                                                 145,838             1,360,379               268,697            2,094,012
                                                ---------            ---------             ---------          -----------

Net increase (decrease) from unit transactions                     $(2,939,197)                               $14,049,826
                                                                   ===========                                ===========

------------------
* From commencement of operations.


6. MORTALITY AND EXPENSE RISK (M AND E) CHARGES

CLICA assumes mortality and expense risks related to the operations of Variable Annuity Account 2 and deducts a charge equal to an effective annual rate of 1.25% of the net asset value of each Sub-Account at each valuation period. In addition, at each valuation period an effective annual rate of 0.15% of the net asset value of each Sub-Account was deducted as daily administration fees.

7. NET ASSETS

Net assets at June 30, 1999, consisted of the following:

                                                                                                      NET
                                                                    ACCUMULATED        NET        UNREALIZED
                                                                    INVESTMENT      REALIZED     APPRECIATION
                                                     ACCUMULATED      INCOME       GAIN (LOSS)  (DEPRECIATION)   COMBINED
                                        UNIT           M AND E      AND CAPITAL        ON             OF            NET
SUB-ACCOUNT                         TRANSACTIONS       CHARGES         GAINS       INVESTMENTS    INVESTMENTS     ASSETS
------------                        ------------    ------------   ------------   ------------   ------------   ----------
Bond                              $   4,620,625    $  (214,784)    $  880,097      $   36,228    $  (226,720) $  5,095,446
Capital                              12,211,989       (705,391)     3,028,248       1,636,901      3,602,653    19,774,400
Cash Management                      14,849,342       (548,300)     1,637,934              --             --    15,938,976
Common Stock                         28,133,283     (1,544,287)    12,436,996       2,381,527      6,577,023    47,984,542
Communications and Information       55,948,628     (3,745,169)    25,168,079       4,236,231     33,346,913   114,954,682
Frontier                             17,451,560     (1,420,410)     6,306,959         (45,567)      (650,264)   21,642,278
Global Growth Opportunities           6,609,668       (201,594)        98,881         485,546      1,965,724     8,958,225
Global Smaller Companies             13,997,568       (864,822)     2,062,353         649,981        859,110    16,704,190
Global Technology                     4,933,081       (147,971)       683,861         938,554      1,750,528     8,158,053
International                         6,306,706       (441,791)       761,172         875,922      1,480,886     8,982,895
High-Yield Bond                      23,263,868       (988,087)     5,195,530         140,214     (1,791,261)   25,820,264

Income                                6,102,580       (477,840)     2,477,943         100,197         56,268     8,259,148
Large-Cap Growth                      1,501,757         (1,615)            --             444        100,218     1,600,804
Large-Cap Value                       5,407,918        (46,770)       107,743          (4,227)       642,077     6,106,741
Small-Cap Value                       3,454,391        (32,438)       242,054         (35,737)     1,228,954     4,857,224
                                   ------------   ------------    -----------     -----------    -----------  ------------
                                   $204,792,964   $(11,381,269)   $61,087,850     $11,396,214    $48,942,109  $314,837,868
                                   ============   ============    ===========     ===========    ===========  ============



8. UNIT VALUES

Unit Values as reported are calculated by dividing total net assets by total units for each Sub-Account.

The attached are incorporated by reference herein to the semi-annual reports filed by and on behalf of the following:

Seligman Portfolios, Inc., filed August 31, 1999
        Portfolios which include: Seligman Capital; Seligman Cash Management; Seligman Common Stock; Seligman Bond; Seligman Income; Seligman Henderson International; Seligman Communications and Information; Seligman Frontier; Seligman Henderson Global Smaller Companies; Seligman High-Yield Bond; Seligman Henderson Global Technology; Seligman Henderson Global Growth Opportunities; Seligman Large-Cap; Seligman Small-Cap